GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Schedule of Goodwill
	2025	2024
Balance as of January 1	$1,695.7	$1,554.4
Acquisitions	208.6	141.3

Balance as of December 31	$1,904.3	$1,695.7

Schedule of Other Intangible Assets, Net
	Useful	December 31,
	Life	2025	2024
Original amount:
Core technology	7–8	$294.3	$230.5
Trademarks and trade names	1–20	7.8	7.5
Customer relationship	1–5	96.4	79.6

		398.5	317.6

Accumulated amortization:
Core technology		95.6	63.1
Trademarks and trade names		7.5	7.1
Customer relationship		81.2	46.0

		184.3	116.2

Intangible assets, net:
Core technology		198.7	167.4
Trademarks and trade names		0.3	0.4
Customer relationship		15.2	33.6

		$214.2	$201.4

Schedule of Estimated Future Amortization Expense of Other Intangible Assets
2026	$44.8
2027	37.6
2028	36.4
2029	35.0
2030	30.1
Thereafter	30.3

$214.2